GOODWILL AND OTHER INTANGIBLE ASSETS (Details - Goodwill)	9 Months Ended
Sep. 30, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill at beginning	$ 6,462,153
Impairment of goodwill pertaining to Optilan	(6,568,877)
Foreign exchange translation	106,724
Goodwill at ending	$ 0